Premises and Equipment	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2021	2020
Land	$1,516	$1,516
Buildings and improvements	6,536	6,493
Furniture and equipment	2,172	2,204
Automobiles	--	36
	10,224	10,249
Less: accumulated depreciation	5,527	5,333
Balance at end of year	$4,697	$4,916